Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2015
Summary of Toyota's Stock Option Activity

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2012	12,530,000	4,910	4.55	1,065
Granted	—	—
Exercised	(645,000)	3,328
Canceled	(1,036,000)	5,907

Options outstanding at March 31, 2013	10,849,000	4,909	3.56	5,921
Granted	—	—
Exercised	(2,390,100)	4,043
Canceled	(1,128,000)	6,373

Options outstanding at March 31, 2014	7,330,900	4,965	2.52	8,646

Granted	—	—
Exercised	(2,603,900)	4,834
Canceled	(1,223,500)	6,200

Options outstanding at March 31, 2015	3,503,500	4,632	2.05	13,143

Options exercisable at March 31, 2013	10,849,000	4,909	3.56	5,921
Options exercisable at March 31, 2014	7,330,900	4,965	2.52	8,646
Options exercisable at March 31, 2015	3,503,500	4,632	2.05	13,143

Summary of Options Outstanding and Options Exercisable

The following table summarizes information for options outstanding and options exercisable at March 31, 2015:

	Outstanding			Exercisable
Exercise price range	Number of shares	Weighted- average exercise price	Weighted- average remaining life	Number of shares	Weighted- average exercise price
Yen		Yen	Years		Yen
3,183 – 5,000	2,770,300	3,931	2.50	2,770,300	3,931
5,001 – 7,278	733,200	7,278	0.33	733,200	7,278

3,183 – 7,278	3,503,500	4,632	2.05	3,503,500	4,632